UNREALIZED LOSSES ON SECURITIES (Schedule of Changes in the Credit Loss) (Details) (Held-to-maturity Securities [Member], Collateralized Mortgage Obligations [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Held-to-maturity Securities [Member] | Collateralized Mortgage Obligations [Member]
Changes in the credit loss component of credit impaired mortgage-backed securities:
Beginning balance	$ 324	$ 194
Initial credit impairment		24
Subsequent credit impairment	12	106
Reductions for amounts recognized in earnings due to intent or requirement to sell
Reductions for securities sold
Reduction for actual realized losses	(20)
Reduction for increase in cash flows expected to be collected
Ending Balance	$ 316	$ 324